Summary of Outstanding and Exercisable Options (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	4,338,682	4,564,764
Weighted average remaining contractual term (years)	5 years 10 months 13 days	5 years 11 months 16 days
Options exercisable	3,367,653	3,458,332
Weighted average remaining contractual term (years)	5 years 1 month 21 days	5 years 1 month 13 days
0.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.20	0.20
Options outstanding	279,890	309,250
Weighted average remaining contractual term (years)	5 years 3 months 22 days	5 years 4 months 13 days
Options exercisable	279,890	309,250
Weighted average remaining contractual term (years)	5 years 3 months 22 days	5 years 4 months 13 days
0.41
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.41	0.41
Options outstanding	1,477,147	1,581,890
Weighted average remaining contractual term (years)	2 years 9 months 18 days	3 years 15 days
Options exercisable	1,477,147	1,581,890
Weighted average remaining contractual term (years)	2 years 9 months 18 days	3 years 15 days
1.06
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	1.06	1.06
Options outstanding	351,306	379,700
Weighted average remaining contractual term (years)	6 years 1 month 24 days	6 years 5 months 5 days
Options exercisable	340,133	356,853
Weighted average remaining contractual term (years)	6 years 1 month 21 days	6 years 4 months 28 days
1.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	1.46	1.46
Options outstanding	1,064,868	1,080,623
Weighted average remaining contractual term (years)	7 years 1 month 21 days	7 years 4 months 21 days
Options exercisable	846,155	809,290
Weighted average remaining contractual term (years)	7 years 1 month 21 days	7 years 4 months 21 days
1.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	1.78	1.78
Options outstanding	287,420	345,700
Weighted average remaining contractual term (years)	7 years 9 months 7 days	6 years 9 months 11 days
Options exercisable	163,587	204,233
Weighted average remaining contractual term (years)	7 years 9 months 4 days	5 years 11 months 5 days
2.21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	2.21	2.21
Options outstanding	118,751	123,551
Weighted average remaining contractual term (years)	8 years 2 months 1 day	8 years 5 months 1 day
Options exercisable	57,191	51,744
Weighted average remaining contractual term (years)	8 years 2 months 1 day	8 years 5 months 1 day
6.47
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	6.47	6.47
Options outstanding	362,250	365,250
Weighted average remaining contractual term (years)	8 years 8 months 19 days	8 years 11 months 19 days
Options exercisable	115,007	95,160
Weighted average remaining contractual term (years)	8 years 8 months 19 days	8 years 11 months 19 days
8.84
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	8.84	8.84
Options outstanding	50,000	50,000
Weighted average remaining contractual term (years)	8 years 10 months 2 days	9 years 1 month 2 days
Options exercisable	32,812	31,250
Weighted average remaining contractual term (years)	8 years 10 months 2 days	9 years 1 month 2 days
9.93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	9.93	9.93
Options outstanding	68,775	70,400
Weighted average remaining contractual term (years)	9 years 26 days	9 years 3 months 26 days
Options exercisable	15,775
Weighted average remaining contractual term (years)	9 years 26 days	0 years
14.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	14.00	14.00
Options outstanding	224,000	224,000
Weighted average remaining contractual term (years)	9 years 5 months 16 days	9 years 8 months 12 days
Options exercisable	37,331	18,662
Weighted average remaining contractual term (years)	9 years 5 months 16 days	9 years 8 months 12 days
44.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	44.37	44.37
Options outstanding	30,775	34,400
Weighted average remaining contractual term (years)	9 years 7 months 17 days	9 years 10 months 17 days
Options exercisable	2,625
Weighted average remaining contractual term (years)	9 years 7 months 17 days	0 years
58.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	58.86
Options outstanding	23,500
Weighted average remaining contractual term (years)	9 years 10 months 21 days
Weighted average remaining contractual term (years)	0 years